Business Segments [Text Block]	6 Months Ended
Sep. 30, 2013
Business Segments [Text Block]

17.    BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is based on the financial information prepared in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information is not consistent with the accompanying condensed consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP.

The following is a brief explanation of the MUFG Group’s business segments:

Integrated Retail Banking Business Group—Covers all domestic retail businesses, including commercial banking, trust banking and securities businesses. This business group integrates the retail business of BTMU, MUTB, MUMSS, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, the business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Integrated Corporate Banking Business Group—Covers all domestic corporate businesses, including commercial banking, investment banking, trust banking and securities business. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group’s corporate clients. The business group has clarified strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group’s corporate clients.

Integrated Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. The business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes and payment of benefits to scheme members.

Integrated Global Business Group—Covers businesses outside Japan, including commercial banking such as loans, deposits and cash management services, investment banking, retail banking, trust banking and securities businesses (with the retail banking and trust assets businesses being conducted through Union Bank), through a global network of more than 500 offices outside Japan to provide customers with financial products and services that meet their increasingly diverse and sophisticated financing needs. Union Bank is one of the largest commercial banks in California by both total assets and total deposits. Union Bank provides a wide range of financial services to consumers, small businesses, middle market companies and major corporations, primarily in California, Oregon and Washington but also nationally and internationally. Union Bank’s parent company is UNBC, which is a bank holding company in the United States.

Global Markets—Covers asset and liability management and strategic investment of BTMU and MUTB, and sales and trading of financial products of BTMU, MUTB and MUSHD.

Other—Consists mainly of the corporate centers of MUFG, BTMU, MUTB, and MUMSS. The elimination of net revenue among business segments is also reflected in Other.

Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.

Effective October 1, 2012 and April 1, 2013, in order to further streamline and integrate managerial accounting methodologies on a group-wide basis, the MUFG Group made modifications to such methodologies, which mainly affected the Integrated Retail Banking Business Group and the Corporate Banking Business Group. These modifications had no impact on total operating profit for the six months ended September 30, 2012, but affected net revenue and operating expense allocations among segments.

The table set forth below has been reclassified to enable comparisons between the relevant amounts for the six months ended September 30, 2012 and 2013, respectively:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Six months ended September 30, 2012:
Net revenue:	¥587.8	¥424.5	¥67.0	¥190.8	¥130.8	¥321.6	¥461.5	¥11.7	¥1,874.1
BTMU and MUTB:	279.3	376.3	26.8	144.3	—	144.3	413.4	14.1	1,254.2
Net interest income	219.3	196.9	—	72.3	—	72.3	114.7	34.8	638.0
Net fees	55.7	149.5	26.8	58.3	—	58.3	(10.4)	(14.8)	265.1
Other	4.3	29.9	—	13.7	—	13.7	309.1	(5.9)	351.1
Other than BTMU and MUTB(1)	308.5	48.2	40.2	46.5	130.8	177.3	48.1	(2.4)	619.9
Operating expenses	455.2	215.4	43.3	112.8	92.0	204.8	66.0	88.3	1,073.0

Operating profit (loss)	¥132.6	¥209.1	¥23.7	¥78.0	¥38.8	¥116.8	¥395.5	¥(76.6)	¥801.1

Six months ended September 30, 2013:
Net revenue:	¥648.8	¥457.6	¥76.4	¥266.8	¥175.2	¥442.0	¥285.6	¥(8.5)	¥1,901.9
BTMU and MUTB:	286.5	397.9	32.1	209.9	—	209.9	205.4	(9.6)	1,122.2
Net interest income	201.7	192.8	—	109.8	—	109.8	83.6	43.2	631.1
Net fees	80.3	163.2	32.1	77.1	—	77.1	(10.6)	(29.3)	312.8
Other	4.5	41.9	—	23.0	—	23.0	132.4	(23.5)	178.3
Other than BTMU and MUTB(1)	362.3	59.7	44.3	56.9	175.2	232.1	80.2	1.1	779.7
Operating expenses	477.6	217.1	44.6	147.6	124.5	272.1	82.6	85.6	1,179.6

Operating profit (loss)	¥171.2	¥240.5	¥31.8	¥119.2	¥50.7	¥169.9	¥203.0	¥(94.1)	¥722.3

Note:	(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation

As set forth above, the measurement bases and the income and expense items of the internal management reporting system are different from the accompanying condensed consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying condensed consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the six months ended September 30, 2012 and 2013 above to income before income tax expense shown on the accompanying condensed consolidated statements of income is as follows:

	Six months ended September 30,
	2012	2013
	(in billions)
Operating profit	¥801	¥722
Credit (provision) for credit losses	(80)	60
Foreign exchange gains (losses)—net	46	(15)
Trading account profits (losses)—net	162	(354)
Equity investment securities gains (losses)—net	(98)	59
Debt investment securities losses—net	(139)	(4)
Equity in earnings of equity method investees—net	10	87
Other—net	(18)	(25)

Income before income tax expense	¥684	¥530